Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Allowance for advanced commission	385,750	0
EV Charging stations net accumulated depreciation	2,433,487	363,918
Software net accumulated amortization	65,515	0
Automobiles net accumulated depreciation	39,662	15,292
Office computer equipment net accumulated depreciation	43,383	26,604
Machinery equipment net accumulated depreciation	10,465	0
Intangible assets net accumulated amortization	109,854	0
Convertible notes-related party net discount	0	4,918
Convertible note net discount	$ 0	$ 168,567
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	77,124,833	42,434,705
Common Stock, shares outstanding	77,124,833	42,434,705
Series A
Convertible Preferred stock, par value ( In dollars per shares)	$ 0.001	$ 0.001
Convertible preferred stock, shares issued	10,000,000	10,000,000
Convertible Preferred stock, shares outstanding	10,000,000	10,000,000
Series B
Convertible Preferred stock, par value ( In dollars per shares)	$ 0.001	$ 0.001
Convertible preferred stock, shares issued	0	1,000,000
Convertible Preferred stock, shares outstanding	0	1,000,000